Revenue (Details) - Schedule of Revenue - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Schedule of Revenue [Line Items]
Total	$ 8,261	$ 11,061	$ 49,650	$ 506,748
Kellplant Proprietary Ltd [Member]
Schedule of Revenue [Line Items]
Total				129,680
Kelltechnology SA Proprietary Ltd [Member]
Schedule of Revenue [Line Items]
Total				365,368
Consulting and management fee with affiliated companies [Member]
Schedule of Revenue [Line Items]
Total				495,048
Non-affiliated company revenue [Member]
Schedule of Revenue [Line Items]
Total	$ 8,261	$ 11,061	$ 49,650	$ 11,700